Intangible Assets, Net - Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Accumulated amortization	$ (270,631)	$ (257,845)
Total intangible assets, net	701,154	741,233
Land use rights, costs [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	966,853	994,008
Patent, costs [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets, gross	$ 4,932	$ 5,070